J.P. MORGAN EXCHANGE-TRADED FUND TRUST

277 PARK AVENUE

NEW YORK, NEW YORK 10172

August 11, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of

JPMorgan Inflation Managed Bond ETF,

JPMorgan International Research Enhanced Equity ETF,

JPMorgan Market Expansion Enhanced Equity ETF and

JPMorgan Realty Income ETF (the “Funds”)

File Nos. 333-191837 and 811-22903

Ladies and Gentlemen:

We hereby submit for filing Post-Effective Amendment No. 328 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 330 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of registering the Funds as new series of the Trust. If approved by the Board of Trustees of the Trust, the Funds will acquire the assets and liabilities of certain J.P. Morgan mutual funds that are managed in a substantially similar manner as the Funds will be managed. The J.P. Morgan mutual funds that are being proposed for acquisition by the Funds are as follows:

Fund	J.P. Morgan Mutual Fund
JPMorgan Inflation Managed Bond ETF	JPMorgan Inflation Managed Bond Fund, a series of JPMorgan Trust I

JPMorgan International Research Enhanced Equity ETF	JPMorgan International Research Enhanced Equity Fund, a series of JPMorgan Trust II

JPMorgan Market Expansion Enhanced Equity ETF	JPMorgan Market Expansion Enhanced Index Fund, a series of JPMorgan Trust II

JPMorgan Realty Income ETF	JPMorgan Realty Income Fund, a series of Undiscovered Managers Funds

The Funds will seek as follows:

JPMorgan Inflation Managed Bond ETF	to maximize inflation protected total return.

JPMorgan International Research Enhanced Equity ETF	to provide long-term capital appreciation.

JPMorgan Market Expansion Enhanced Equity ETF	to provide investment results that correspond to or incrementally exceed the total return performance of an index that tracks the performance of the small- and mid-capitalization equity markets.

JPMorgan Realty Income ETF	to provide high total investment return through a combination of capital appreciation and current income.

Please contact the undersigned at 614-213-4020 if you have any questions.

Very truly yours,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Secretary